ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS - Cost Basis, Gross Unrealized Holding Gains and Fair Value of Available-for-Sale Securities (Detail) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Reclamation deposits	$ 75,315	$ 74,921	$ 72,718
Reclamation Deposits [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost basis		0	1,000
Gross unrealized holding gains		0	39
Fair value			$ 1,039